Employee Compensation - Share-Based Compensation - Summary of Information about our Stock Option Plan (Detail)	12 Months Ended
	Oct. 31, 2023 shares $ / shares	Oct. 31, 2022 shares $ / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Weighted-average exercise price,Granted | $ / shares	$ 122.31	$ 135.58
Employee Stock Options [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Number of stock options, Outstanding at beginning of year | shares	5,976,870	5,682,206
Number of stock options, Granted | shares	1,322,817	1,028,255
Number of stock options, Exercised | shares	(724,853)	(733,591)
Number of stock options, Forfeited/cancelled | shares	(262,258)
Number of stock options, Outstanding at end of year | shares	6,312,576	5,976,870
Number of stock options, Exercisable at end of year | shares	2,759,935	2,648,426
Number of stock options, Available for grant | shares	10,619,482	11,680,041
Weighted-average exercise price, Outstanding at beginning of year | $ / shares	$ 98.12	$ 87.79
Weighted-average exercise price,Granted | $ / shares	122.31	135.58
Weighted-average exercise price,Exercised | $ / shares	76.12	70.64
Weighted-average exercise price,Forfeited/cancelled | $ / shares	109.19
Weighted-average exercise price,Outstanding at end of year | $ / shares	105.26	98.12
Weighted-average exercise price,Exercisable at end of year | $ / shares	$ 89.99	$ 84.14